Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Dec. 31, 2013	Dec. 12, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of Certain Long-Lived Assets		$ 0	$ 1,451
Asset held for sale loss		768
Asset held for sale		1,300	2,077		1,300	1,973
Cash equivalents maturity period	Three months or less
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current fair value of the facility held for sale		1,300			1,300	1,982
Asset held for sale loss					768
Proceeds from sale of facility				$ 1,300